Organization and Description of Business Operations (Details) $ in Thousands		2 Months Ended	3 Months Ended		11 Months Ended
	Jun. 16, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) director	Dec. 31, 2022 USD ($)
Organization and Description of Business
Net loss		$ (7,819)	$ (9,592)	$ 7,800	$ (25,738)	$ (25,738)
Accumulated deficit			(41,851)		(32,056)	(32,056)
Cash and cash equivalents			$ 44,000		$ 1,600	$ 1,600
Gross proceeds	$ 65,000
Number of directors of the board | director					7
Number of directors nominated | director					4
Proceeds from business combination					$ 65,000